Note 19 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]

19  Cash and cash equivalents

The table below presents the components of Cash and cash equivalents (in thousands):

	December 31,	December 31,
	2025	2024
Cash at banks	$80,159	$28,231
Cash on the Exchange at banks	7,626	3,300
Cash held in brokers	107	9
Total Cash and cash equivalents	$87,892	$31,540

As of December 31, 2025 and 2024, the carrying values of Cash and cash equivalents approximated their fair values.